COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating rental lease month to month basis	$ 5,750	$ 5,750